CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Current liabilities	¥ 188,422,853	$ 25,813,824	¥ 152,900,901
Non-current liabilities	¥ 3,298,339	$ 451,871	¥ 7,935,612
Class A ordinary shares, par value | $ / shares		$ 0.000005
Class A ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Class A ordinary shares, issued	5,568,585,848	5,568,585,848	5,503,491,148
Class A ordinary shares, outstanding	5,568,585,848	5,568,585,848	5,503,491,148
Consolidated VIEs
Current liabilities	¥ 99,001,888	$ 13,563,203	¥ 94,196,915
Non-current liabilities	¥ 443,132	$ 60,709	¥ 239,982